STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2010	$ 40,392	$ 650	$ 125,728	$ (1,074)	$ 479	$ (85,391)	$ 40,392
Issuance of ordinary shares	5,000	94	4,906				5,000
Stock-based compensation related to options and unvested shares	120		120				120
Issuance of treasury shares upon vesting of shares			(20)	120		(100)
Other comprehensive income	(305)				(174)		(174)	(131)
Non-controlling interests	14,255							14,255
Net income (loss)	1,799					(239)	(239)	2,038
Balance at Dec. 31, 2011	61,261	744	130,734	(954)	305	(85,730)	45,099	16,162
Stock-based compensation related to options and unvested shares	117		117				117
Issuance of treasury shares upon vesting of shares			(27)	133		(106)
Other comprehensive income	1,172				681		681	491
Non-controlling interests	(53)							(53)
Net income (loss)	4,055					1,577	1,577	2,478
Balance at Dec. 31, 2012	66,552	744	130,824	(821)	986	(84,259)	47,474	19,078
Issuance of ordinary shares	7,153	244	6,909				7,153
Stock-based compensation related to options and unvested shares	118		118				118
Issuance of treasury shares upon vesting of shares			(26)	133		(107)
Other comprehensive income	1,477				853		853	624
Net income (loss)	3,624					1,465	1,465	2,159
Balance at Dec. 31, 2013	$ 78,924	$ 988	$ 137,825	$ (688)	$ 1,839	$ (82,901)	$ 57,063	$ 21,861